Income taxes - Summary of Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit/ (loss) before tax	$ 269	$ (95)	$ (466)
Tax at the domestic rates applicable to profits in the countries where the Group operates	73	44	(33)
Non-deductible expenses	7	10	9
Income not subject to tax	(24)
Current year losses for which no deferred tax asset is recognized	50	64	121
Benefits from previously unrecognized tax losses	(34)	(56)	(78)
Changes in estimates related to prior years	(3)	1
Income tax expense	$ 69	$ 63	$ 19